Membership Interests Awards	12 Months Ended
Dec. 31, 2012
Membership Interests Awards
Membership Interests Awards

(10) Membership Interests Awards

        The Company has issued membership interests in Antero Resources Employee Holdings LLC, a limited liability company owned by certain officers and employees. The membership interests participate only in distributions from Antero Resources LLC in liquidation events, meeting requisite financial thresholds after the Class I and other classes of unitholders have recovered their investment and special allocation amounts. The membership interests have no voting rights. Compensation expense for these awards will be recognized when all performance, market, and service conditions are probable of being satisfied (in general, upon a liquidating event). Accordingly, no value was assigned to the interests when issued. A summary of the status of the net membership interests outstanding in Antero Holdings and changes during the year ended December 31, 2012 is summarized as follows:

Balance, January 1, 2012	7,957,283
Granted	806,000
Forfeited/canceled	(203,500)

Outstanding at December 31, 2012	8,559,783